Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Goodwill	a) Goodwill

	Cost	Accumulated impairment	Net book value
	£m	£m	£m
At 31 December 2017, 1 January 2018 and 31 December 2018	1,285	(82)	1,203

Schedule of Goodwill for Cash Generating Units

The following CGUs (all within Retail Banking) include in their carrying values goodwill that comprises the goodwill reported by Santander UK. The CGUs do not carry on their balance sheets any other intangible assets with indefinite useful lives. The calculations have been based on value in use using cash flows based on the five-year plan.

	Goodwill		Discount rate		Growth rate(1)
	2018	2017	2018	2017	2018	2017
CGU	£m	£m	%	%	%	%
Personal financial services	1,169	1,169	10.5	10.8	2	1
Private banking	30	30	10.5	10.8	2	1
Other	4	4	10.5	10.8	2	1

	1,203	1,203

(1)	Average growth rate based on the five-year plan for the first five years and a growth rate of 2.0% (2017: 1.5%) applied thereafter.

Schedule of Other Intangibles

b) Other intangibles

	Cost £m	Accumulated amortisation/ impairment £m	Net book value £m
At 1 January 2018	962	(423)	539
Additions	213	—	213
Write offs	(76)	76	—
Charge	—	(141)	(141)
Sales	—	—	—

At 31 December 2018	1,099	(488)	611

At 1 January 2017	760	(278)	482
Additions	205	—	205
Disposals	(3)	3	—
Charge	—	(116)	(116)
Impairment	—	(32)	(32)

At 31 December 2017	962	(423)	539